Summary of Significant Accounting Policies - Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 306,929		¥ 707,895	¥ 1,180,898	$ 43,230
Available-for-sale investments			19,531
Accounts receivable	59,206		34,824		8,339
Prepaid expenses and other current assets	94,835		140,894		13,357
Total current assets	630,726		913,375		88,836
Property and equipment, net	32,013		32,295		4,509
Right-of-use assets	20,007		30,052		2,818
Other non-current assets	1,780		4,802		251
TOTAL ASSETS	684,526		980,524		96,414
Accrued Liabilities and Other Liabilities	128,001		153,023		18,029
Deferred revenue and customer advances	44,949		42,385		6,331	¥ 42,385	¥ 243,878
Operating Lease, Liability, Current	7,647		18,719		1,077
Total current liabilities	180,597		214,127		25,437
Operating Lease, Liability, Noncurrent	9,660		7,534		1,361
TOTAL LIABILITIES	190,257		221,661		$ 26,798
Net revenues	170,962	$ 24,079	531,064	2,184,520
Net income	(311,782)	(43,915)	(177,872)	(1,441,913)
Net cash generated from (used in) operating activities	(212,075)	(29,872)	(463,926)	(1,506,692)
Net cash used in investing activities	(161,141)	(22,697)	(8,931)	(117,603)
Net cash (used in) generated from financing activities	(51,357)	$ (7,234)	(33,857)	952
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	43,369		154,544
Available-for-sale investments			19,531
Accounts receivable	57,343		32,934
Prepaid expenses and other current assets	77,132		110,131
Total current assets	177,844		317,140
Property and equipment, net	19,413		9,264
Right-of-use assets	14,755		12,244
Other non-current assets	774		3,070
Total non-current assets	34,942		24,578
TOTAL ASSETS	212,786		341,718
Accrued Liabilities and Other Liabilities	31,272		35,220
Deferred revenue and customer advances	42,768		40,092
Operating Lease, Liability, Current	5,781		8,179
Total current liabilities	79,821		83,491
Operating Lease, Liability, Noncurrent	6,530		3,563
Total non-current liabilities	6,530		3,563
TOTAL LIABILITIES	86,351		87,054
Net revenues	168,085		498,602	2,166,327
Net income	¥ 42,291		¥ 309,653	¥ 797,867